Note 16 - Earnings (Loss) Per Share	12 Months Ended
Oct. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

16.     Earnings (Loss) Per Share

The following table illustrates the reconciliation of the denominator in the computations of the basic and diluted earnings (loss) per share:

Years Ended October 31 (number of shares in thousands)	2013	2012	2011
Weighted average number of common shares outstanding – basic	61,909	62,029	64,719
Impact of stock options assumed exercised	31	1	90
Weighted average number of common shares outstanding – diluted	61,940	62,030	64,809
Basic and diluted earnings (loss) per share from continuing operations	$3.83	$(0.47)	$0.67
Basic and diluted loss per share from discontinued operations	-	-	(0.41)
Basic and diluted earnings (loss) per share	$3.83	$(0.47)	$0.26